Transactions with Parties-in-Interest - Fair Value of Plan Investment Options Managed by Parties in Interest (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	$ 14,436,378,403
Investment, Identifier [Axis]: Capital One Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	618,370,747	$ 475,332,439
Investment, Identifier [Axis]: Capital One Stock Fund 1
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	618,417,462
Investment, Identifier [Axis]: Capital One Stock Fund | (CASH)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	0.72
Investment, Identifier [Axis]: Capital One Stock Fund | CAPITAL ONE FINANCIAL CORP
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	601,782,788.32
Investment, Identifier [Axis]: Capital One Stock Fund | Cash & equivalents
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	16,587,958
Investment, Identifier [Axis]: Capital One Stock Fund | Corporate common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	601,782,789
Investment, Identifier [Axis]: Capital One Stock Fund | FIMM MM Government Portfolio - Instl Cl
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	16,634,672.96
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2030
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	359,916,785
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2035
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	524,155,576
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2040
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	706,617,465
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2045
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	948,627,767
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2050
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	1,098,275,271
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2055
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	1,021,054,824
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2060
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	760,774,344
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2065
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	298,553,827
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath 2070
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	8,671,627
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock LifePath Retirement
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	239,317,986
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Russell 2500 Index Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	334,191,421
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock Strategic Completion
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	20,819,289
Investment, Identifier [Axis]: Collective Investment Trusts | BlackRock U.S. Debt Index
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	120,691,787
Investment, Identifier [Axis]: Collective Investment Trusts | Fidelity Series Global ex U.S. Index Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	340,869,949
Investment, Identifier [Axis]: Collective Investment Trusts | Prudential Core Plus Bond Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	410,397,812
Investment, Identifier [Axis]: Collective Investment Trusts | State Street S&P 500 Index Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	4,377,618,687
Investment, Identifier [Axis]: Fidelity BrokerageLink
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	553,611,158	381,537,064
Investment, Identifier [Axis]: Fidelity Global ex U.S. Index Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	0	227,764,852
Investment, Identifier [Axis]: Fully Benefit -Responsive Investment Contracts | Capital One Stable Value Fund (Invesco)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	509,206,929
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | Cash & equivalents
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	14,094,805
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Dodge & Cox Core Fixed Income Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	26,028,915
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Invesco Core Fixed Income Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	26,015,370
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Invesco Intermediate Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	51,998,486
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Invesco Short Term Bond Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	235,040,063
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Jennison Intermediate Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	51,983,586
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Loomis Sayles Core Fixed Income Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	26,010,199
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Loomis Sayles Intermediate Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	25,998,383
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Pimco Core Fixed Income Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	26,013,089
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | IGT Pimco Intermediate Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	26,024,033
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contracts | Wrapped holdings
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	495,112,124
Investment, Identifier [Axis]: International Equity Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	645,574,128.82	486,423,198
Investment, Identifier [Axis]: International Equity Fund | AMERICAN CENTURY NON-U.S. CONCENTRATED GROWTH (EAF
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	112,182,723.64
Investment, Identifier [Axis]: International Equity Fund | INTL EQ EAFE CIT M
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	211,676,525.59
Investment, Identifier [Axis]: International Equity Fund | INVESTEC EM LLC
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	128,403,426.14
Investment, Identifier [Axis]: International Equity Fund | SCHRODER INTERNATIONAL MULTI-CAP VALUE TRUST M
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	168,792,972.38
Investment, Identifier [Axis]: International Equity Fund | SPARTAN GLOBAL EX US INDEX POOL - CLASS D
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	24,518,481.07
Investment, Identifier [Axis]: Notes receivable from participants
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	215,034,471	163,195,712
Investment, Identifier [Axis]: Participant-Directed Brokerage Accounts | Fidelity BrokerageLink
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	553,611,158
Investment, Identifier [Axis]: Self Managed Funds | International Equity Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	645,574,129
Investment, Identifier [Axis]: Self Managed Funds | U.S. Small/Mid Cap Equity Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	539,061,023
Investment, Identifier [Axis]: Spartan Global ex U.S. Index Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	340,869,949	0
Investment, Identifier [Axis]: Stable Value Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	509,206,928.79
Investment, Identifier [Axis]: Stable Value Fund | FIMM MM Government Portfolio - Instl Cl
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	14,094,804.5
Investment, Identifier [Axis]: Stable Value Fund | MASSACHUSETTS MUTUAL WBS
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	80,159,425.97
Investment, Identifier [Axis]: Stable Value Fund | METROPOLITAN LIFE INC CO SICN
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	87,900,948.62
Investment, Identifier [Axis]: Stable Value Fund | PACIFIC LIFE INS CO ACT
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	78,099,248.07
Investment, Identifier [Axis]: Stable Value Fund | PRUDENTIAL INS CO AMERICA ACT
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	85,445,426.28
Investment, Identifier [Axis]: Stable Value Fund | TRANSAMERICA PREMIER LIFE ACT
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	84,893,096.41
Investment, Identifier [Axis]: Stable Value Fund | VOYA ACT
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	78,613,978.94
Investment, Identifier [Axis]: State Street S&P 500 Index Non-Lending Series Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	4,377,618,687.17
Investment, Identifier [Axis]: State Street S&P 500® Index Non-Lending Series Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	4,377,618,687.17
Investment, Identifier [Axis]: Transfer due from Discover Financial Services 401k Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	3,686,127,902
Investment, Identifier [Axis]: U.S. Large Cap Equity Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	0	1,082,944,502
Investment, Identifier [Axis]: U.S. Small / Mid Cap Equity Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	539,905,720.18
Investment, Identifier [Axis]: U.S. Small / Mid Cap Equity Fund | CAPITAL ONE RIVER RD SMID
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	103,822,155.92
Investment, Identifier [Axis]: U.S. Small / Mid Cap Equity Fund | CAPITAL ONE WILLIAM SMID
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	61,407,745.64
Investment, Identifier [Axis]: U.S. Small / Mid Cap Equity Fund | FRONTIER SMALL CAP GROWTH CIT - CLASS A
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	63,648,196.1
Investment, Identifier [Axis]: U.S. Small / Mid Cap Equity Fund | Russell 2500 Index Fund F
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	2,076,059.92
Investment, Identifier [Axis]: U.S. Small / Mid Cap Equity Fund | VICTORY CAPITAL SMID
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	158,723,066.59
Investment, Identifier [Axis]: U.S. Small / Mid Cap Equity Fund | Wellington CIF II SMID Cap Research S7
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	150,228,496.01
Investment, Identifier [Axis]: U.S. Small/Mid Cap Equity Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Current Value	$ 539,061,023	$ 555,387,267